Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Parenthetical) (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Shenzhen Xunlei [Member] CNY
Income Tax [Line Items]
Net operating tax loss carryforwards	$ 24,509,000
Capitalized software sold at market valuation			42,000,000
Deferred tax liabilities	$ 34,210,000	$ 32,296,000